Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note 4 — Variable Interest Entities

The Company is involved in the formation of various entities considered to be Variable Interest Entities (“VIEs”). The Company evaluates the consolidation of these entities as required pursuant to ASC Topic 810 relating to the consolidation of VIEs. These VIEs are primarily partnerships formed to supply consumer goods to through various distribution and retail channels.

The Company’s determination of whether it is the primary beneficiary of VIE is based in part on an assessment of whether or not the Company and its related parties are exposed to the majority of the risks and rewards of the entity. Typically, the Company is entitled to substantially all or portion of the economics of these VIEs. The Company is the primary beneficiary of the VIE entities.

In April 2021, the Company agreed to unwind the joint venture of Ed Roses, LLC and recognized a loss of $301,645.

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at June 30, 2021:

	June 30, 2021	December 31, 2020

Assets
Current assets:
Cash and cash equivalents	$3,845	$10,481
Accounts receivable, net	-	94,195
Inventory	-	240,158
Prepaid expenses and other current assets	-	-
Total current assets	3,845	344,834
Property and equipment, net	-	-
Total assets	$3,845	$344,834

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$29,164	$217,558
Accrued expenses and other current liabilities	43,473	113,576
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652	1,133,652
Notes payable, current	-	150,000
Due to related party	315,666	315,666
Total current liabilities	1,521,955	1,930,452

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 4 — Variable Interest Entities — (Continued)

The following table presents the operations of entities that are VIEs and consolidated by the Company at June 30, 2021:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenues, net	$92,945	$1,051,945	$307,339	$1,274,477
Cost of revenues	9,530	789,000	93,685	994,923
Gross profit	83,415	262,945	213,654	279,554

Operating expenses:
Selling, general and administrative	4,320	136,648	104,741	203,562
Operating income	79,095	126,297	108,913	75,992

Other (expense) income:
Interest expense	(34,010)	(21,331)	(7,760)	(56,956)
Total other (expense) income	(34,010)	(21,331)	(7,760)	(56,956)
Loss before income taxes	45,085	104,966	101,153	19,036
Income tax expense	-	-	-	-
Net income	$45,085	$104,966	$101,153	$19,036

At June 30, 2021, the Company had one unconsolidated VIE, ZVV Media Partners, LLC (“ZVV”), for which the Company held a variable interest.

Global Clean Solutions, LLC

On May 20, 2020 (the “Effective Date”), the Company entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”). The Company issued 250,000 shares of its restricted common stock, $0.001 par value per share (the “Common Stock”) to PPE, and 50,000 shares of Common Stock to Graphene, in consideration for the Purchase Units. Global Clean Solutions, LLC is a VIE. The fair value of the shares of $699,000 was treated as a distribution to the noncontrolling interest members.

Pursuant to the terms of the Share Exchange Agreement, the Sellers may earn additional shares of Common Stock upon Global realizing the following revenue targets: (i) In the event that Global’s total orders equal or exceed $1,000,000, Graphene shall receive 200,000 shares of Common Stock; (ii) In the event that Global’s total orders equal or exceed $10,000,000, PPE shall receive 100,000 shares of restricted Common Stock; and (iii) In the event that Global’s total orders equal or exceed $25,000,000, Graphene shall receive 125,000 shares of restricted Common Stock. Additionally, the Company shall be entitled to appoint two managers to the Board of Managers of Global. The fair value of the shares is expensed over the estimated vesting period and is adjusted based on the number of shares that vest.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 4 — Variable Interest Entities — (Continued)

On the Effective Date, the Company entered into an Amended Limited Liability Company Agreement of Global (the “Amended LLC Agreement”). The Amended LLC Agreement amends the original Limited Liability Company Agreement of Global, dated May 13, 2020. The Amended LLC defines the operating rules of Global and the ownership percentage of each member: Vinco Ventures, Inc. 50%, PPE 25% and Graphene 25%.

On the Effective Date, the Company (as “Guarantor”) entered into a Secured Line of Credit Agreement (the “Credit Agreement”) with Global and PPE. Under the terms of the Credit Agreement, PPE is to make available to Global a revolving credit loan in a principal aggregate amount at any one time not to exceed $2,500,000. Upon each drawdown of funds against the credit line, Global shall issue a Promissory Note (the “Note”) to PPE. The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).

On the Effective Date, the Company (as “Guarantor”) entered into a Security Agreement (the “Security Agreement”) with Global (as “Borrower”) and PPE as the secured party, whereby the Company placed 1,800,000 shares of Common Stock (the “Reserve Shares”) in reserve with its transfer agent in the event of default under the Credit Agreement. In the event of a default that is not cured by the defined cure period, the PPE may liquidate the Reserve Shares until the Global’s principal, interest and associated expenses are recovered. The number of Reserve Shares may be increased through the issuance of True-Up shares in the event the original number of Reserve Shares is insufficient.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 4 — Variable Interest Entities

The Company is involved in the formation of various entities considered to be Variable Interest Entities (“VIEs”). The Company evaluates the consolidation of these entities as required pursuant to ASC Topic 810 relating to the consolidation of VIEs. These VIEs are primarily partnerships formed to supply consumer goods to through various distribution and retail channels.

The Company’s determination of whether it is the primary beneficiary of VIE is based in part on an assessment of whether or not the Company and its related parties are exposed to the majority of the risks and rewards of the entity. Typically, the Company is entitled to substantially all or portion of the economics of these VIEs. The Company is the primary beneficiary of the VIE entities.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 4 — Variable Interest Entities — (Continued)

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$10,481	$6,234
Accounts receivable, net	94,195	21,697
Inventory	240,158	51,090
Prepaid expenses and other current assets	-	379,561
Total current assets	344,834	458,582
Property and equipment, net	-	32,661
Total assets	$344,834	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$217,558	$337,648
Accrued expenses and other current liabilities	113,576	-
Line of credit	1,133,652	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	1,930,452	653,314

The following table presents the operations of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$1,571,017	$352,523
Cost of revenues	2,092,167	204,943
Gross profit	(521,150)	147,580

Operating expenses:
Selling, general and administrative	413,217	450,693
Operating income	(934,367)	(303,113)

Other (expense) income:
Interest expense	(174,396)	-
Total other (expense) income	(174,396)	-
Loss before income taxes	(47,578)	(303,113)
Income tax expense	-	-
Net (loss) income	$(1,108,763)	$(303,113)

At December 31, 2020 and December 31, 2019, there were no unconsolidated VIEs for which the Company holds a variable interest.

On May 20, 2020 (the “Effective Date”), Edison Nation, Inc. (the “Company”) entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”). The Company issued 250,000 shares of its restricted common stock, $0.001 par value per share (the “Common Stock”) to PPE, and 50,000 shares of Common Stock to Graphene, in consideration for the Purchase Units. Global Clean Solutions, LLC is a VIE. The fair value of the shares of $699,000 was treated as a distribution to the noncontrolling interest members.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 4 — Variable Interest Entities — (Continued)

Pursuant to the terms of the Share Exchange Agreement, the Sellers may earn additional shares of Common Stock upon Global realizing the following revenue targets: (i) In the event that Global’s total orders equal or exceed $1,000,000, Graphene shall receive 200,000 shares of Common Stock; (ii) In the event that Global’s total orders equal or exceed $10,000,000, PPE shall receive 100,000 shares of restricted Common Stock; and (iii) In the event that Global’s total orders equal or exceed $25,000,000, Graphene shall receive 125,000 shares of restricted Common Stock. Additionally, the Company shall be entitled to appoint two managers to the Board of Managers of Global. The fair value of the shares is expensed over the estimated vesting period and is adjusted based on the number of shares that vest.

Amended Limited Liability Company Agreement

On the Effective Date, the Company entered into an Amended Limited Liability Company Agreement of Global (the “Amended LLC Agreement”). The Amended LLC Agreement amends the original Limited Liability Company Agreement of Global, dated May 13, 2020. The Amended LLC defines the operating rules of Global and the ownership percentage of each member: Vinco Ventures, Inc. 50%, PPE 25% and Graphene 25%.

Secured Line of Credit Agreement

On the Effective Date, the Company (as “Guarantor”) entered into a Secured Line of Credit Agreement (the “Credit Agreement”) with Global and PPE. Under the terms of the Credit Agreement, PPE is to make available to Global a revolving credit loan in a principal aggregate amount at any one time not to exceed $2,500,000. Upon each drawdown of funds against the credit line, Global shall issue a Promissory Note (the “Note”) to PPE. The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).

Security Agreement

On the Effective Date, the Company (as “Guarantor”) entered into a Security Agreement (the “Security Agreement”) with Global (as “Borrower”) and PPE as the secured party, whereby the Company placed 1,800,000 shares of Common Stock (the “Reserve Shares”) in reserve with its transfer agent in the event of default under the Credit Agreement. In the event of a default that is not cured by the defined cure period, the PPE may liquidate the Reserve Shares until the Global’s principal, interest and associated expenses are recovered. The number of Reserve Shares may be increased through the issuance of True-Up shares in the event the original number of Reserve Shares is insufficient.